Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring [Abstract]
Restructuring
 Restructuring
Harland Clarke and Corporate
The Company adopted plans during recent years to realize cost savings in the Harland Clarke segment and Corporate by consolidating printing plants, contact centers and selling, general and administrative functions.
The following table details the components of the Company's restructuring accruals under its plans related to the Harland Clarke segment and Corporate for 2012, 2011 and 2010:

	Beginning Balance	Expensed	Paid in Cash	Non-cash Utilization	Ending Balance
Successor:
Year ended December 31, 2012:
Severance and severance-related	$4.5	$8.8	$(6.9)	$—	$6.4
Facilities closures and other costs	3.0	2.2	(1.8)	(1.0)	2.4
Total	$7.5	$11.0	$(8.7)	$(1.0)	$8.8

Predecessor:
Year ended December 31, 2011:
Severance and severance-related	$1.5	$6.1	$(3.1)	$—	$4.5
Facilities closures and other costs	4.5	1.6	(3.0)	(0.1)	3.0
Total	$6.0	$7.7	$(6.1)	$(0.1)	$7.5
Year ended December 31, 2010:
Severance and severance-related	$2.5	$5.1	$(6.1)	$—	$1.5
Facilities closures and other costs	2.5	7.2	(2.5)	(2.7)	4.5
Total	$5.0	$12.3	$(8.6)	$(2.7)	$6.0

Note: Successor period amounts have not been bifurcated for the year ended December 31, 2011 in this table due to the insignificance of amounts applicable to the Successor period.
The non-cash utilization of $1.0, $0.1 and $2.7 in 2012, 2011 and 2010, respectively, in the table above, includes adjustments to the carrying value of other property, plant and equipment. The Company expects to incur in future periods an additional $1.7 for costs related to these plans. Ongoing lease commitments related to these plans continue through 2017.
Harland Financial Solutions
During 2009, the Company initiated a multi-year plan to reorganize certain operations and sales and support functions within the former Harland Financial Solutions segment. The plan, which was completed in 2011, focused on moving from a product-centric organization to a functional organization in order to enhance customer support.
During 2012, the Company adopted a plan to realize additional cost savings in the former Harland Financial Solutions segment by eliminating certain selling, general and administrative expenses.
The following table details the Company's restructuring accruals related to the former Harland Financial Solutions segment for 2012, 2011 and 2010:

	Beginning Balance	Expensed	Paid in Cash	Non-cash Utilization	Ending Balance
Successor:
Year ended December 31, 2012:
Severance and severance-related	$—	$0.6	$(0.5)	$—	$0.1
Facilities and other costs	1.5	(0.2)	(0.3)	0.3	1.3
Total	$1.5	$0.4	$(0.8)	$0.3	$1.4

Predecessor:
Year ended December 31, 2011:
Severance and severance-related	$0.1	$0.3	$(0.4)	$—	$—
Facilities and other costs	2.2	0.1	(0.8)	—	1.5
Total	$2.3	$0.4	$(1.2)	$—	$1.5
Year ended December 31, 2010:
Severance and severance-related	$1.0	$0.7	$(1.6)	$—	$0.1
Facilities and other costs	0.1	2.1	(0.1)	0.1	2.2
Total	$1.1	$2.8	$(1.7)	$0.1	$2.3

Note: Successor period amounts have not been bifurcated for the year ended December 31, 2011 in this table due to the insignificance of amounts applicable to the Successor period.
Scantron
The Company adopted plans during recent years to realize cost savings in the Scantron segment by consolidating certain operations and eliminating certain selling, general and administrative expenses.
The following table details the components of the Company's restructuring accruals related to the Scantron segment for 2012, 2011 and 2010:

	Beginning Balance	Expensed	Paid in Cash	Non-cash Utilization	Ending Balance
Successor:
Year ended December 31, 2012:
Severance and severance-related	$2.0	$4.6	$(3.4)	$—	$3.2
Facilities and other costs	1.4	1.2	(1.7)	—	0.9
Total	$3.4	$5.8	$(5.1)	$—	$4.1

Predecessor:
Year ended December 31, 2011:
Severance and severance-related	$0.1	$5.2	$(3.3)	$—	$2.0
Facilities and other costs	3.7	(0.7)	(1.7)	0.1	1.4
Total	$3.8	$4.5	$(5.0)	$0.1	$3.4
Year ended December 31, 2010:
Severance and severance-related	$0.5	$1.9	$(2.3)	$—	$0.1
Facilities and other costs	—	4.7	(1.2)	0.2	3.7
Total	$0.5	$6.6	$(3.5)	$0.2	$3.8

Note: Successor period amounts have not been bifurcated for the year ended December 31, 2011 in this table due to the insignificance of amounts applicable to the Successor period.
Ongoing lease commitments related to these plans continue to October 2013. The Company expects to make payments for severance and severance-related costs through 2014.
Faneuil
The Company adopted a plan in 2012 to realize cost savings in the Faneuil segment by consolidating certain operations and eliminating certain selling, general and administrative expenses. In 2010, The Company adopted and completed a plan to realize cost savings in the Faneuil segment by consolidating certain operations and eliminating certain selling, general and administrative expenses.
The following table details the components of the Company's restructuring accruals related to the Faneuil segment for 2012 and 2010:

	Beginning Balance	Expensed	Paid in Cash	Ending Balance
Successor:
Year ended December 31, 2012:
Severance and severance-related	$—	$1.0	$(0.4)	$0.6
Facilities and other costs	—	0.7	(0.5)	0.2
Total	$—	$1.7	$(0.9)	$0.8

Predecessor:
Year ended December 31, 2010:
Severance and severance-related	$—	$0.6	$(0.6)	$—
Facilities and other costs	—	—	—	—
Total	$—	$0.6	$(0.6)	$—

Restructuring accruals for all of the segments' plans are reflected in other current liabilities and other liabilities in the accompanying consolidated balance sheets. The Company expects to pay the remaining severance, facilities and other costs related to the segments' restructuring plans through 2017.